Condensed financial information of the parent company	12 Months Ended
Dec. 31, 2021
Condensed financial information of the parent company
Condensed financial information of the parent company

18. Condensed financial information of the parent company

The Group performed a test on the restricted net assets of consolidated subsidiaries in accordance with Securities and Exchange Commission Regulation S-X Rule 4-08 (e) (3), “General Notes to Financial Statements” and concluded that it was applicable for the Company to disclose the financial statements for the parent company only.

The subsidiaries did not pay any dividends to the Company for the periods presented. Certain information and footnote disclosures generally included in financial statements prepared in accordance with US GAAP have been condensed and omitted. The footnote disclosures contain supplemental information relating to the operations of the Company, as such, these statements should be read in conjunction with the notes to the consolidated financial statements of the Company.

The parent company did not have significant capital and other commitments, long-term obligations, other long-term debt, or guarantees as of December 31, 2020 and 2021.

Basis of presentation

The Company’s accounting policies are the same as the Group’s accounting policies.

For the Parent only condensed financial information, the Company records its investments in subsidiaries under the equity method of accounting as prescribed in ASC 323, Investments — Equity Method and Joint Ventures.

Such investments are presented on the Condensed Balance Sheets as “Investments in subsidiaries” and shares in the subsidiaries’ loss are presented as “Shares of loss of subsidiaries” on the Condensed Statements of Comprehensive Income/(Loss). The parent company only condensed financial information should be read in conjunction with the Group’ consolidated financial statements.

Condensed balance sheets

	As of December 31,
	2020	2021
	RMB	RMB
ASSETS
Current Assets:
Cash and cash equivalents	722,764	59,079
Prepayments and other current assets	—	987
Total current assets	722,764	60,066
Non-current Assets:
Investment in subsidiaries	990,864	1,919,167
Amounts due from related parties	—	1,300,477
Other non-current assets	5,505	—
Total non-current assets	996,369	3,219,644
Total assets	1,719,133	3,279,710
LIABILITIES, MEZZANINE EQUITY AND SHAREHOLDER’S (DEFICIT)/EQUITY
Current Liabilities:
Accruals and other current liabilities	20,519	6,606
Amounts due to related parties	—	24,591
Total current liabilities	20,519	31,197
Non-current Liabilities:
Other non-current liabilities	—	16,489
Total Non-current liabilities	—	16,489
Total liabilities	20,519	47,686
Mezzanine equity:
Series Seed Convertible Redeemable Preferred Shares (par value of US$0.0001, 77,884,154 and nil shares authorized, issued and outstanding as of December 31, 2020 and 2021, respectively)	1,091,899	—
Series A Convertible Redeemable Preferred Shares (par value of US$0.0001, 33,382,717 and nil shares authorized, issued and outstanding as of December 31, 2020 and 2021,respectively)	472,723	—
Series A-1 Convertible Redeemable Preferred Shares (par value of US$0.0001, 76,803,194 and nil shares authorized, issued and outstanding as of December 31, 2020 and 2021, respectively)	1,089,555	—
Series B-1 Convertible Redeemable Preferred Shares (par value of US$0.0001, 7,467,196 and nil shares authorized, issued and outstanding as of December 31, 2020 and 2021, respectively)	106,828	—
Series B-2 Convertible Redeemable Preferred Shares (par value of US$0.0001, 40,228,492 and nil shares authorized, issued and outstanding as of December 31, 2020 and 2021, respectively)	578,091	—
Series C-1 Convertible Redeemable Preferred Shares (par value of US$0.0001, 57,653,035 and nil shares authorized, issued and outstanding as of December 31, 2020 and 2021, respectively)	870,794	—
Series C-2 Convertible Redeemable Preferred Shares (par value of US$0.0001, 10,224,598 and nil shares authorized, issued and outstanding as of December 31, 2020 and 2021, respectively)	154,847	—
Series D-1 Convertible Redeemable Preferred Shares (par value of US$0.0001, 42,329,835 and nil shares authorized, issued and outstanding as of December 31, 2020 and 2021, respectively)	773,137	—
Total mezzanine equity	5,137,874	—
Shareholder’s (deficit)/equity:
Ordinary shares (par value of US$0.0001, 609,026,779 shares and nil authorized, 120,540,220 and nil shares issued, and 73,973,970 and nil shares outstanding as of December 31, 2020 and 2021, respectively)	83	—
Class A ordinary shares (par value of US$0.0001, nil and 535,052,809 shares authorized, nil and 452,898,177 issued, and nil and 443,533,171 outstanding as of December 31, 2020 and 2021, respectively)	—	296
Class B ordinary shares (par value of US$0.0001, nil and 73,973,970 shares authorized, issued and outstanding as of December 31, 2020 and 2021, respectively)	—	51
Treasury shares (46,566,250 and 9,365,006 shares as of December 31, 2020 and 2021, respectively)	—	(27,784)
Additional paid-in capital	—	11,799,301
Statutory reserves	16,593	16,593
Accumulated other comprehensive income	201,823	51,556
Accumulated deficit	(3,657,759)	(8,607,989)
Total shareholders’ (deficit)/equity	(3,439,260)	3,232,024
Total liabilities, mezzanine equity and shareholders’ (deficit)/equity	1,719,133	3,279,710

Condensed statements of comprehensive loss

	Year Ended December 31,
	2019	2020	2021
	RMB	RMB	RMB
General and administrative expenses	(17,680)	(1,702)	(6,163)
Other operating income	—	—	3,946
Loss from operations	(17,680)	(1,702)	(2,217)
Interest and investment income	10	—	547
Interest expense	(326)	—	—
Foreign exchange (losses)/gains, net	(1,242)	—	25
Fair value changes of warrant liabilities	(865)	(7,442)	—
Equity in income/(loss) of subsidiaries and the VIEs	186,709	84,571	(122,970)
Income/(loss) before income tax expenses	166,606	75,427	(124,615)
Net income/(loss)	166,606	75,427	(124,615)
Accretion of convertible redeemable preferred shares	(406,828)	(3,206,324)	(4,729,719)
Deemed dividend of preferred shareholders	(24,229)	—	(104,036)
Net loss attributable to ordinary shareholders of Smart Share Global Limited	(264,451)	(3,130,897)	(4,958,370)
Net income/(loss)	166,606	75,427	(124,615)
Other comprehensive (loss)/income
Foreign currency translation adjustments, net of nil tax	(16,203)	232,957	(150,267)
Total comprehensive income/(loss)	150,403	308,384	(274,882)
Accretion of convertible redeemable preferred shares	(406,828)	(3,206,324)	(4,729,719)
Deemed dividend of preferred shareholders	(24,229)	—	(104,036)
Comprehensive loss attributable to ordinary shareholders of Smart Share Global Limited	(280,654)	(2,897,940)	(5,108,637)

Condensed statements of cash flows

	Year Ended December 31,
	2019	2020	2021
	RMB	RMB	RMB
Operating activities with external parties	—	—	23,705
Net cash generated from operating activities	—	—	23,705

Investments in subsidiaries	(312,910)	(58,473)	(1,048,953)
Loans to subsidiaries	—	—	(1,300,477)
Net cash used in investing activities	(312,910)	(58,473)	(2,349,430)

Financing activities with external parties	350,166	733,569	1,679,515
Net cash generated from financing activities	350,166	733,569	1,679,515

Effect of foreign exchange rate changes on cash and cash equivalents	610	(1,438)	(17,475)

Net increase/(decrease) in cash and cash equivalents	37,866	673,658	(663,685)
Cash and cash equivalents at beginning of year	11,240	49,106	722,764
Cash and cash equivalents at end of year	49,106	722,764	59,079